Fair Value Measurements - Schedule of Changes in Fair Value of Financial Liabilities (Details) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning balance		$ 3,574			$ 3,574
Change in fair value of Level 3 liabilities	$ 101		$ (1)		(426)	$ 1,017
Ending balance							$ 3,574
Level 3 [Member]
Beginning balance		3,574			3,574
Ending balance	$ 30,205				30,205		3,574
Fubo TV Pre-Merger [Member]
Beginning balance
Issuance of convertible notes derivatives							2,120	$ 574
Change in fair value of Level 3 liabilities								(4,697)
Ending balance
Fubo TV Pre-Merger [Member] | Level 3 [Member]
Beginning balance								4,123
Issuance of convertible notes derivatives				2,120			2,120	574
Change in fair value of Level 3 liabilities								1,074
Settlement of convertible notes				(2,120)			(2,120)	(5,771)
Ending balance